Schedules of Investments (unaudited)
March 31, 2025
 Franklin Templeton Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.6%
Domestic Equity — 76.0%
American Funds Insurance Series — Growth Fund, Class 1A		682,555	$79,933,978
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		913,950	35,104,810
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		503,762	98,465,279
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		867,031	53,660,519 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class		5,950,494	50,793,416 *
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class		1,993,683	62,709,519
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,681,173	49,395,785
NYLI VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		872,344	11,230,467 (b)
NYLI VP MFS® Investors Trust Portfolio, Initial Class		2,353,342	22,349,457 *
NYLI VP MFS® Research Portfolio, Initial Class		1,212,333	11,167,411 *
NYLI VP Small Cap Growth Portfolio, Initial Class		2,450,240	26,482,684 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		1,812,197	49,382,364
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		709,824	51,944,898
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		3,472,026	70,169,645

Total Domestic Equity			672,790,232
Foreign Equity — 16.2%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		1,002,670	51,457,010
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares		641,290	21,746,166
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class		1,569,249	17,652,013
Putnam Variable Trust — Putnam VT International Value Fund, Class IA		1,997,472	26,546,402 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		2,156,818	26,399,452

Total Foreign Equity			143,801,043
Domestic Fixed Income — 7.4%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		6,263,556	65,203,615
Total Investments in Underlying Funds before Short-Term Investments (Cost — $817,423,128)			881,794,890
	Rate
Short-Term Investments — 0.4%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $3,910,599)	4.172%	3,910,599	3,910,599 (c)
Total Investments — 100.0% (Cost — $821,333,727)			885,705,489
Liabilities in Excess of Other Assets — (0.0)%††			(431,160)
Total Net Assets — 100.0%			$885,274,329

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(c)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2025
 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.6%
Domestic Equity — 57.9%
American Funds Insurance Series — Growth Fund, Class 1A		1,417,134	$165,960,596
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		1,281,598	49,226,178
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		1,173,383	229,349,526
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		2,069,939	128,108,555 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class		9,024,515	77,033,263 *
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class		2,660,697	83,689,838
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		4,250,267	78,303,510
NYLI VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,173,199	27,977,541 (b)
NYLI VP MFS® Investors Trust Portfolio, Initial Class		3,517,099	33,401,541 *
NYLI VP MFS® Research Portfolio, Initial Class		2,415,818	22,253,304 *
NYLI VP Small Cap Growth Portfolio, Initial Class		3,562,289	38,501,933 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		3,283,010	89,462,023
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		1,474,195	107,881,601
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		7,570,626	153,002,349

Total Domestic Equity			1,284,151,758
Domestic Fixed Income — 29.5%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		7,107,116	67,233,312
U.S. Government Securities Fund, Class 1A		8,823,555	86,912,013
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		9,223,667	63,089,881
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		21,060,300	219,237,726
New York Life Investments VP Funds Trust, NYLI VP Bond Portfolio, Initial Class		2,262,644	27,859,941
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		6,992,591	64,681,464
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		13,296,710	125,919,847

Total Domestic Fixed Income			654,934,184
Foreign Equity — 11.2%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		1,879,088	96,434,810
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares		1,437,862	48,757,886
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class		1,954,788	21,988,827
Putnam Variable Trust — Putnam VT International Value Fund, Class IA		3,279,544	43,585,134 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		3,134,769	38,369,567

Total Foreign Equity			249,136,224
Foreign Fixed Income — 1.0%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,254,411	22,386,305
Total Investments in Underlying Funds before Short-Term Investments (Cost — $2,059,871,668)			2,210,608,471
	Rate
Short-Term Investments — 0.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $7,434,671)	4.172%	7,434,671	7,434,671 (c)
Total Investments — 99.9% (Cost — $2,067,306,339)			2,218,043,142
Other Assets in Excess of Liabilities — 0.1%			2,218,061
Total Net Assets — 100.0%			$2,220,261,203

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

 Franklin Templeton Moderately Aggressive Model Portfolio
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(c)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2025
 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.6%
Domestic Equity — 46.7%
American Funds Insurance Series — Growth Fund, Class 1A	647,610	$75,841,665
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class	616,628	23,684,697
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	926,073	181,010,205
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	1,168,738	72,333,194 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class	5,582,034	47,648,241 *
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	1,535,632	48,301,917
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	2,409,140	44,384,072
NYLI VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	1,254,201	16,146,461 (b)
NYLI VP MFS® Investors Trust Portfolio, Initial Class	2,114,576	20,081,915 *
NYLI VP MFS® Research Portfolio, Initial Class	1,742,967	16,055,340 *
NYLI VP Small Cap Growth Portfolio, Initial Class	2,203,417	23,814,971 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	1,480,253	40,336,903
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	638,542	46,728,522
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	4,488,203	90,706,583

Total Domestic Equity		747,074,686
Domestic Fixed Income — 39.5%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	9,792,702	92,638,959
U.S. Government Securities Fund, Class 1A	12,890,839	126,974,768
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	8,260,558	56,502,213
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	11,258,750	117,203,592
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class	3,253,385	40,058,927
NYLI VP PIMCO Real Return Portfolio, Initial Class	4,012,322	32,116,631
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	6,775,234	62,670,913
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	10,913,017	103,346,276

Total Domestic Fixed Income		631,512,279
Foreign Equity — 10.4%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,840,075	94,432,644
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	922,616	31,285,922
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class	1,410,676	15,868,267
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	1,938,901	23,732,154

Total Foreign Equity		165,318,987
Foreign Fixed Income — 3.0%
American Funds Insurance Series — Capital World Bond, Class 1A	1,635,110	16,089,480
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	3,241,490	32,187,998

Total Foreign Fixed Income		48,277,478
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,502,744,307)		1,592,183,430
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.7%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $11,505,300)	4.172%	11,505,300	$11,505,300 (c)
Total Investments — 100.3% (Cost — $1,514,249,607)			1,603,688,730
Liabilities in Excess of Other Assets — (0.3)%			(4,886,738)
Total Net Assets — 100.0%			$1,598,801,992

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(c)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2025
 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.9%
Domestic Fixed Income — 51.1%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		3,193,283	$30,208,455
U.S. Government Securities Fund, Class 1A		5,115,385	50,386,540
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		3,038,343	20,782,267
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		3,235,163	33,678,044
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class		1,807,552	22,256,383
NYLI VP PIMCO Real Return Portfolio, Initial Class		1,671,867	13,382,461
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		2,306,889	21,338,724
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		3,666,108	34,718,046

Total Domestic Fixed Income			226,750,920
Domestic Equity — 36.5%
American Funds Insurance Series — Growth Fund, Class 1A		132,566	15,524,759
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		142,770	5,483,796
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		280,186	54,765,058
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		234,476	14,511,742 (a)
New York Life Investments VP Funds Trust:
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class		213,282	6,708,609
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		547,524	10,087,136
NYLI VP MFS® Investors Trust Portfolio, Initial Class		540,391	5,132,041 *
NYLI VP MFS® Research Portfolio, Initial Class		484,165	4,459,884 *
NYLI VP Small Cap Growth Portfolio, Initial Class		510,134	5,513,633 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		328,942	8,963,670
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		183,355	13,417,939
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		867,488	17,531,931

Total Domestic Equity			162,100,198
Foreign Fixed Income — 6.6%
American Funds Insurance Series — Capital World Bond, Class 1A		1,135,514	11,173,453
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,800,856	17,882,495

Total Foreign Fixed Income			29,055,948
Foreign Equity — 5.7%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		402,646	20,663,809
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		359,130	4,395,756

Total Foreign Equity			25,059,565
Total Investments in Underlying Funds before Short-Term Investments (Cost — $423,482,049)			442,966,631
	Rate
Short-Term Investments — 0.6%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $2,754,518)	4.172%	2,754,518	2,754,518 (b)
Total Investments — 100.5% (Cost — $426,236,567)			445,721,149
Liabilities in Excess of Other Assets — (0.5)%			(2,027,098)
Total Net Assets — 100.0%			$443,694,051

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

 Franklin Templeton Moderately Conservative Model Portfolio
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
March 31, 2025
 Franklin Templeton Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.6%
Domestic Fixed Income — 65.3%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		1,796,985	$16,999,481
U.S. Government Securities Fund, Class 1A		2,318,031	22,832,608
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		1,473,543	10,079,032
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,724,643	17,953,533
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class		1,156,447	14,239,329
NYLI VP PIMCO Real Return Portfolio, Initial Class		891,342	7,134,749
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		1,116,510	10,327,720
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		1,747,869	16,552,320

Total Domestic Fixed Income			116,118,772
Domestic Equity — 21.3%
American Funds Insurance Series — Growth Fund, Class 1A		45,438	5,321,219
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		34,259	1,315,896
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		112,058	21,902,845
MFS Variable Insurance Portfolios — NYLI VP MFS® Investors Trust Portfolio, Initial Class		140,922	1,338,323 *
New York Life Investments VP Funds Trust:
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		72,972	1,344,372
NYLI VP Small Cap Growth Portfolio, Initial Class		122,405	1,322,975 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		49,321	1,343,990
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		195,155	3,944,093

Total Domestic Equity			37,833,713
Foreign Fixed Income — 12.0%
American Funds Insurance Series — Capital World Bond, Class 1A		1,271,290	12,509,494
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		900,070	8,937,692

Total Foreign Fixed Income			21,447,186
Foreign Equity — 1.0%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		33,905	1,740,002
Total Investments in Underlying Funds before Short-Term Investments (Cost — $172,763,934)			177,139,673
	Rate
Short-Term Investments — 0.8%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $1,435,721)	4.172%	1,435,721	1,435,721 (a)
Total Investments — 100.4% (Cost — $174,199,655)			178,575,394
Liabilities in Excess of Other Assets — (0.4)%			(693,746)
Total Net Assets — 100.0%			$177,881,648

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$358,727,515	$314,062,717	—	$672,790,232
Foreign Equity	77,856,462	65,944,581	—	143,801,043
Domestic Fixed Income	65,203,615	—	—	65,203,615
Total Long-Term Investments	501,787,592	380,007,298	—	881,794,890
Short-Term Investments†	3,910,599	—	—	3,910,599
Total Investments	$505,698,191	$380,007,298	—	$885,705,489

†	See Schedule of Investments for additional detailed categorizations.
Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$757,030,232	$527,121,526	—	$1,284,151,758
Domestic Fixed Income	414,242,383	240,691,801	—	654,934,184
Foreign Equity	134,804,377	114,331,847	—	249,136,224

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Fixed Income	$22,386,305	—	—	$22,386,305
Total Long-Term Investments	1,328,463,297	882,145,174	—	2,210,608,471
Short-Term Investments†	7,434,671	—	—	7,434,671
Total Investments	$1,335,897,968	$882,145,174	—	$2,218,043,142

†	See Schedule of Investments for additional detailed categorizations.
Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$454,800,104	$292,274,582	—	$747,074,686
Domestic Fixed Income	329,015,677	302,496,602	—	631,512,279
Foreign Equity	118,164,798	47,154,189	—	165,318,987
Foreign Fixed Income	32,187,998	16,089,480	—	48,277,478
Total Long-Term Investments	934,168,577	658,014,853	—	1,592,183,430
Short-Term Investments†	11,505,300	—	—	11,505,300
Total Investments	$945,673,877	$658,014,853	—	$1,603,688,730

†	See Schedule of Investments for additional detailed categorizations.
Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$106,007,490	$120,743,430	—	$226,750,920
Domestic Equity	114,674,136	47,426,062	—	162,100,198
Foreign Fixed Income	17,882,495	11,173,453	—	29,055,948
Foreign Equity	25,059,565	—	—	25,059,565
Total Long-Term Investments	263,623,686	179,342,945	—	442,966,631
Short-Term Investments†	2,754,518	—	—	2,754,518
Total Investments	$266,378,204	$179,342,945	—	$445,721,149

†	See Schedule of Investments for additional detailed categorizations.
Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$55,359,766	$60,759,006	—	$116,118,772
Domestic Equity	28,506,824	9,326,889	—	37,833,713

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Fixed Income	$8,937,692	$12,509,494	—	$21,447,186
Foreign Equity	1,740,002	—	—	1,740,002
Total Long-Term Investments	94,544,284	82,595,389	—	177,139,673
Short-Term Investments†	1,435,721	—	—	1,435,721
Total Investments	$95,980,005	$82,595,389	—	$178,575,394

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2025. The following transactions were effected in such Underlying Funds for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$52,108,046	$3,321,004	52,367	$44,128	671	$(4,814)	—	—	$(1,719,589)	$53,660,519
Putnam VT International Value Fund, Class IA
	24,828,894	2,504,388	192,021	3,008,508	226,373	46,579	$432,207	$264,971	2,175,049	26,546,402
	$76,936,940	$5,825,392		$3,052,636		$41,765	$432,207	$264,971	$455,460	$80,206,921

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Moderately Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$125,671,847	$6,687,124	106,967	$224,783	3,416	$(17,386)	—	—	$(4,008,247)	$128,108,555
Putnam VT International Value Fund, Class IA
	41,648,399	3,926,851	296,070	5,644,828	424,742	86,689	$719,933	$441,366	3,568,023	43,585,134
	$167,320,246	$10,613,975		$5,869,611		$69,303	$719,933	$441,366	$(440,224)	$171,693,689

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Moderate Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$72,090,209	$3,796,709	61,004	$1,333,437	20,262	$(27,427)	—	—	$(2,192,860)	$72,333,194

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Moderately Conservative Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$14,487,887	$937,683	15,054	$476,653	7,270	$(5,338)	—	—	$(431,837)	$14,511,742

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report